Rehabilitation and Closure Cost Provision (Tables)	12 Months Ended
Apr. 30, 2022
Rehabilitation And Closure Cost Provision [Abstract]
Description of Changes to the reclamation	Changes to the reclamation and closure cost balance during the period are as follows:

	April 30, 2022	April 30, 2021
Balance, beginning of year	$1,952	$1,014
Accretion expense	160	85
Increase in provision	195	871
Foreign exchange fluctuation	46	(18)
	$2,353	$1,952